Significant Accounting Policies - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
PERIOD END	0.90	0.85
AVERAGE FOR PERIOD	0.90	0.83
BEGINNING OF PERIOD	0.88	0.88
LOW	0.88	0.81
HIGH	0.90	0.85